Impairment of non-current assets - Investments in joint ventures (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Detailed informations about impairment losses reversals of assets [Line Items]
Investment in associates and joint ventures	$ (69,041)	$ (318,962)	$ 302,136
Offshore International Group
Detailed informations about impairment losses reversals of assets [Line Items]
Investment in associates and joint ventures	(76,969)	(184,209)	193,345
Equion Energia Limited
Detailed informations about impairment losses reversals of assets [Line Items]
Investment in associates and joint ventures	$ 7,928	$ (134,753)	$ 108,791